INTANGIBLE ASSETS AND GOODWILL - Narrative (Details) - USD ($)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Amortization expenses	$ 2,100,000	$ 2,200,000	$ 3,000,000
Impairment of intangible assets, finite-lived	0		0
Impairments of goodwill	$ 0	0	$ 0
Acquired technology | Cost of revenue
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets, finite-lived		300,000
Acquired technology | Cost of revenue | Software
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets, finite-lived		200,000
Acquired technology | Cost of revenue | Professional service and other
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets, finite-lived		$ 100,000